June 19, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Office of Filings, Information & Consumer
Services

Re:		The Gabelli Westwood Funds (the "Trust"),
on behalf of
		Gabelli Westwood SmallCap Equity Fund,
Gabelli Westwood Mighty Mites Fund
Gabelli Westwood Realty Fund and
Gabelli Westwood Intermediate Bond Fund
 (the "Funds")
		File Nos. 33-06790 and 811-04719

Dear Staff Member:

	Pursuant to Rule 497(e) under the Securities Act of
1933, as amended, please accept for filing on behalf of the above-referenced Funds the following supplement dated June
15, 2000 to the Trust;s Prospectus dated February 1, 2000.

	Any questions with respect to this filing should be directed to Arlene Wallace at (617) 535-0535.  Please acknowledge receipt of this transmission via private mailbox
at FIRSTDATAIN1@EDGAR.wanmail.net.



Very truly yours,
ARLENE WALLACE
Senior Regulatory Administrator



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